Information About Non-controlling Interests - Summary of consolidated statements of cash flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	₩ 5,065,796	₩ 5,503,289	₩ 3,597,065
Cash flows from investing activities	(2,845,437)	(4,620,508)	(4,838,643)
Cash flows from financing activities	(1,390,053)	(452,792)	669,331
Net increase (decrease) in cash and cash equivalents	837,126	430,492	(570,530)
Cash and cash equivalents at beginning of year	2,879,554	2,449,062	3,019,592
Exchange differences	6,820	503	1,717
Cash and cash equivalents at end of year	3,716,680	2,879,554	2,449,062
KT Skylife Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	162,281	207,207	176,407
Cash flows from investing activities	(160,757)	(125,343)	(78,928)
Cash flows from financing activities	9,510	(50,811)	(79,455)
Net increase (decrease) in cash and cash equivalents	11,034	31,053	18,024
Cash and cash equivalents at beginning of year	129,748	98,695	80,672
Exchange differences			(1)
Cash and cash equivalents at end of year	140,782	129,748	98,695
BC Card Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	(97,232)	82,883	(798,043)
Cash flows from investing activities	(30,579)	(74,430)	(7,733)
Cash flows from financing activities	121,800	(67,609)	914,441
Net increase (decrease) in cash and cash equivalents	(6,011)	(59,156)	108,665
Cash and cash equivalents at beginning of year	375,796	435,047	326,482
Exchange differences	358	(95)	(100)
Cash and cash equivalents at end of year	370,143	375,796	435,047
KTIS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	61,770	50,892	13,809
Cash flows from investing activities	(9,923)	(17,636)	9,813
Cash flows from financing activities	(32,762)	(32,872)	(29,199)
Net increase (decrease) in cash and cash equivalents	19,085	384	(5,577)
Cash and cash equivalents at beginning of year	25,328	24,944	30,521
Cash and cash equivalents at end of year	44,413	25,328	24,944
KTCS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	44,551	55,146	19,423
Cash flows from investing activities	1,661	(5,901)	13,245
Cash flows from financing activities	(25,211)	(26,948)	(35,578)
Net increase (decrease) in cash and cash equivalents	21,001	22,297	(2,910)
Cash and cash equivalents at beginning of year	84,111	61,814	63,884
Exchange differences			840
Cash and cash equivalents at end of year	105,112	84,111	61,814
Nasmedia Co Ltd [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	35,867	8,116	22,015
Cash flows from investing activities	(22,210)	(30,910)	3,845
Cash flows from financing activities	(11,803)	(11,077)	(11,136)
Net increase (decrease) in cash and cash equivalents	1,854	(33,871)	14,724
Cash and cash equivalents at beginning of year	52,277	86,133	71,396
Exchange differences	45	15	13
Cash and cash equivalents at end of year	₩ 54,176	₩ 52,277	₩ 86,133